Intangible Assets	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 9: INTANGIBLE ASSETS

a.	In 2010 the Company acquired 100% of the shares of Xtepo, which for the Transaction purposes held an exclusive license to use the patented recombinant EPO (rHuEPO) drug for treating Multiple Myeloma.

Following the acquisition, the Company recognized in its accounts an intangible asset representing the license for the exclusive use of the patent for the rHuEPO drug as well as every clinical study and accumulated know how underlying the patent.

According to the guidance of IAS 38, this asset is not ready for usage according to the Company’s management intention and therefore has not amortized yet and the Company reviews the asset for impairment once a year or more frequently if indicators show that the asset may be impaired.

As of December 2015, The asset impairment test (in accordance with the guidance of IAS 36) showed that the book value of the rHuEPO intangible asset exceeded its recoverable amount by $1,604 thousand. Therefore, a loss from impairment was recorded.

The Company’s Board of Directors decided on the abandonment of the EPO development and therefore the carrying amount of the rHuEPO intangible asset of $848 has been reduced to zero as of December 31, 2016 in a separate line in the statement of comprehensive income (loss).

b.	On January 7, 2014, the Company signed a licensing agreement with Yeda to develop hCDR1, a Phase II-ready asset for the treatment of Systemic Lupus Erythematosus (“SLE”). The terms of the licensing agreement include, among other things, expense reimbursement for patent expenses payable in six installments, certain milestone payments to Yeda, low single-digit royalties based on net sales, and additional customary royalties to the Office of the Israel innovation authority.

This asset is not ready for usage (the development was abandoned before finishing) and therefore has not been amortized yet.

As of December 31, 2018 all royalties to Yeda were paid except for a remaining liability of $127 thousand, disclosed under other accounts payable.

The Company reviews the hCDR1 asset for impairment once a year on December 31 or more frequently if events or changes in circumstances indicate that there is impairment.

If the carrying amount exceeds their recoverable amount, the assets are reduced to their recoverable amount.

In order to measure the recoverable amount of the hCDR1 asset, Company management deducted the fair value of its other assets and liabilities from the amount representing its market value as of December 31, 2018. The resulting fair value attributable to the hCDR1 asset was higher than the book value of the hCDR1 asset and therefore no impairment was recorded in the Company’s financial statements as of December 31, 2018.

The Company exclusively licensed two families of patents relating to hCDR1:

One expires on September 22, 2022 and the other expires on January 14, 2024.

c.	Composition and movement:

The composition of intangible assets, net, by major classes, and the movement therein in the three years ended December 31, 2018, 2017 and 2016, are:

	rHuEPO	hCDR1	Total
Cost:

Balance at January 1, 2018	-	380	380

Amortized cost at December 31, 2018	-	380	380

	rHuEPO	hCDR1	Total
Cost:

Balance at January 1, 2017	-	253	253

Additions during the year	-	127	127

Amortized cost at December 31, 2017	-	380	380

	rHuEPO	hCDR1	Total
Cost:

Balance at January 1, 2016	848	189	1,037

Additions during the year	-	64	64
Impairment of intangible assets	(848)	-	(848)

Amortized cost at December 31, 2016	-	253	253